Note 4 - Collaborative Arrangements (Details)	1 Months Ended	3 Months Ended		6 Months Ended			1 Months Ended				6 Months Ended
	Dec. 31, 2010 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 EUR (€)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 EUR (€)	Jun. 30, 2013 Research and Development Cost Reimbursement [Member] Sigma-Tau [Member] USD ($)	Dec. 31, 2010 Milestone Payment Upon Approval From FDA [Member] USD ($)	Dec. 31, 2010 Milestone Payment Upon Transfer Of NDA [Member] USD ($)	Dec. 31, 2010 Sales of Defibrotide [Member]	Dec. 31, 2010 Sigma-Tau [Member] USD ($)	Jun. 30, 2013 Sigma-Tau [Member] USD ($)
Note 4 - Collaborative Arrangements (Details) [Line Items]
Collaborative ArrangementsAndNoncollaborativeArrangement Transactions License Expiration Term				8 years
Collaborative Arrangement Transactions Payments Received	$ 11,350,000						$ 6,000,000	$ 2,000,000
Royalty Revenue Percentage									7.00%
Supply Margin Percentage									31.00%
Collaborative Arrangements Costs To Be Reimbursed										1,000,000
Collaborative Agreement Reimbursed Costs Percentage											50.00%
Research and Development Expense		€ 3,556,000	€ 3,017,000	€ 6,914,000	€ 5,191,000	$ 2,900,000					$ 1,000,000